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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22162
                                   ---------------------------------------------

                                  The RAM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   2331 Far Hills Avenue, Suite 200        Dayton, Ohio              45419
--------------------------------------------------------------------------------
         (Address of principal executive offices)                  (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (937) 643-1000
                                                    ----------------------------

Date of fiscal year end:        November 30, 2009
                           ----------------------------

Date of reporting period:       February 28, 2009
                           ----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

THE RAM SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS -- 88.6%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 4.2%
   HOUSEHOLD DURABLES - 1.1%
      Jarden Corp.*                                          379   $      3,847
                                                                   ------------

   MEDIA - 1.9%
      John Wiley & Sons, Inc. - Class A                      211          6,623
                                                                   ------------

   TEXTILES, APPAREL & LUXURY GOODS - 1.2%
      Hanesbrands, Inc.*                                     581          4,067
                                                                   ------------

CONSUMER STAPLES - 6.4%
   FOOD PRODUCTS - 4.0%
      Dean Foods Co.*                                        676         13,824
                                                                   ------------

   PERSONAL PRODUCTS - 2.4%
      Chattem, Inc.*                                         128          8,119
                                                                   ------------

ENERGY - 15.7%
   ENERGY EQUIPMENT & SERVICES - 5.3%
      Global Industries Ltd.*                                802          2,534
      Pride International, Inc.*                             433          7,465
      Superior Energy Services, Inc.*                        630          8,310
                                                                   ------------
                                                                         18,309
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS - 10.4%
      Cabot Oil & Gas Corp.                                  367          7,476
      Comstock Resources, Inc.*                              235          7,151
      Holly Corp.                                            252          5,874
      PetroHawk Energy Corp.*                                655         11,148
      StealthGas, Inc.                                       762          4,183
                                                                   ------------
                                                                         35,832
                                                                   ------------
FINANCIALS - 21.4%
   CONSUMER FINANCE - 2.0%
      EZCORP, Inc. - Class A*                                659          6,775
                                                                   ------------

   INSURANCE - 9.4%
      Fidelity National Financial, Inc.                      638         10,572
      HCC Insurance Holdings, Inc.                           560         12,292
      PartnerRe Ltd.                                         157          9,718
                                                                   ------------
                                                                         32,582
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS (REITS) - 10.0%
      Annaly Capital Management, Inc.                        618          8,590
      LTC Properties, Inc.                                   643         10,970
      Omega Healthcare Investors, Inc.                       886         11,633
      Parkway Properties, Inc.                               297          3,454
                                                                   ------------
                                                                         34,647
                                                                   ------------

THE RAM SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 88.6% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 1.0%
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
      Orthofix International N.V.*                           227   $      3,607
                                                                   ------------

INDUSTRIALS - 17.7%
   COMMERCIAL SERVICES & SUPPLIES - 2.6%
      Republic Services, Inc.                                449          8,935
                                                                   ------------

   INDUSTRIAL CONGLOMERATES - 1.9%
      McDermott International, Inc.*                         556          6,555
                                                                   ------------

   MARINE - 2.8%
      Genco Shipping & Trading Ltd.*                         512          6,282
      Omega Navigation Enterprises, Inc. - Class A           754          3,491
                                                                   ------------
                                                                          9,773
                                                                   ------------
   PROFESSIONAL SERVICES - 6.0%
      FTI Consulting, Inc.*                                  330         12,058
      Navigant Consulting, Inc.*                             655          8,495
                                                                   ------------
                                                                         20,553
                                                                   ------------
   TRANSPORTATION INFRASTRUCTURE - 4.4%
      Aegean Marine Petroleum Network, Inc.                  919         15,072
                                                                   ------------

INFORMATION TECHNOLOGY - 8.1%
   COMPUTERS & PERIPHERALS - 0.8%
      Hypercom Corp.*                                      2,179          2,593
                                                                   ------------

   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.5%
      Cogent, Inc.*                                        1,495         15,548
                                                                   ------------

   IT SERVICES - 1.6%
      Wright Express Corp.*                                  375          5,490
                                                                   ------------

   SOFTWARE - 1.2%
      Fair Isaac Corp.                                       383          4,194
                                                                   ------------

MATERIALS - 3.5%
   CHEMICALS - 3.5%
      Terra Industries, Inc.                                 321          8,279
      Zep, Inc.                                              470          3,718
                                                                   ------------
                                                                         11,997
                                                                   ------------
TELECOMMUNICATION SERVICES - 2.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES - 2.6%
      Frontier Communications Corp.                        1,232          8,870
                                                                   ------------

THE RAM SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 88.6% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
UTILITIES - 8.0%
   ELECTRIC UTILITIES - 4.6%
      Allete, Inc.                                           313   $      8,338
      UIL Holdings Corp.                                     371          7,613
                                                                   ------------
                                                                         15,951
                                                                   ------------
   MULTI-UTILITIES - 3.4%
      CMS Energy Corp.                                     1,046         11,569
                                                                   ------------

TOTAL COMMON STOCKS (Cost $334,369)                                $    305,332
                                                                   ------------

================================================================================
MONEY MARKET FUNDS -- 12.6%                               SHARES       VALUE
--------------------------------------------------------------------------------
AIM Short-Term Investments Trust (The) -
    Treasury Portfolio, 0.28%(a) (Cost $43,602)           43,602   $     43,602
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 101.2% (Cost $377,971)               $    348,934

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2%)                          (4,112)
                                                                   ------------

NET ASSETS -- 100.0%                                               $    344,822
                                                                   ============

*     Non-income producing security.
(a)   The rate shown is the 7-day effective yield as of February 28, 2009.

See accompanying notes to Schedules of Investments.

THE RAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS -- 91.4%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 5.5%
   HOUSEHOLD DURABLES - 1.7%
      Jarden Corp.*                                          394   $      3,999
                                                                   ------------

   MEDIA - 2.1%
      John Wiley & Sons, Inc. - Class A                      158          4,960
                                                                   ------------

   TEXTILES, APPAREL & LUXURY GOODS - 1.7%
      Hanesbrands, Inc.*                                     548          3,836
                                                                   ------------

CONSUMER STAPLES - 5.9%
   FOOD PRODUCTS - 3.5%
      Dean Foods Co.*                                        402          8,221
                                                                   ------------

   PERSONAL PRODUCTS - 2.4%
      Chattem, Inc.*                                          87          5,518
                                                                   ------------

ENERGY - 17.0%
   ENERGY EQUIPMENT & SERVICES - 6.2%
      Global Industries Ltd.*                                643          2,032
      Gulf Island Fabrication, Inc.                          515          4,563
      Helix Energy Solutions Group, Inc.*                    213            662
      Parker Drilling Co.*                                 1,683          2,693
      Superior Energy Services, Inc.*                        335          4,419
                                                                   ------------
                                                                         14,369
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS - 10.8%
      Comstock Resources, Inc.*                              161          4,899
      DHT Maritime, Inc.                                   1,101          5,901
      Goodrich Petroleum Corp.*                              296          5,873
      Holly Corp.                                            184          4,289
      StealthGas, Inc.                                       792          4,348
                                                                   ------------
                                                                         25,310
                                                                   ------------
FINANCIALS - 23.1%
   CAPITAL MARKETS - 1.8%
      Diamond Hill Investment Group, Inc.*                   104          4,158
                                                                   ------------

   CONSUMER FINANCE - 4.6%
      EZCORP, Inc. - Class A*                              1,050         10,794
                                                                   ------------

   INSURANCE - 7.6%
      American Safety Insurance Holdings Ltd.*               151          1,551
      Fidelity National Financial, Inc.                      464          7,688
      HCC Insurance Holdings, Inc.                           386          8,473
                                                                   ------------
                                                                         17,712
                                                                   ------------

THE RAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 91.4% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 23.1% (CONTINUED)
   REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.1%
      LTC Properties, Inc.                                   493   $      8,410
      Omega Healthcare Investors, Inc.                       766         10,058
      Parkway Properties, Inc.                               243          2,826
                                                                   ------------
                                                                         21,294
                                                                   ------------
INDUSTRIALS - 16.9%
   MARINE - 4.4%
      Excel Maritime Carriers Ltd.*                          419          1,617
      Genco Shipping & Trading Ltd.*                         393          4,822
      Omega Navigation Enterprises, Inc. - Class A           848          3,926
                                                                   ------------
                                                                         10,365
                                                                   ------------
   PROFESSIONAL SERVICES - 7.9%
      FTI Consulting, Inc.*                                  274         10,012
      Navigant Consulting, Inc.*                             647          8,392
                                                                   ------------
                                                                         18,404
                                                                   ------------
   TRANSPORTATION INFRASTRUCTURE - 4.6%
      Aegean Marine Petroleum Network, Inc.                  660         10,824
                                                                   ------------

INFORMATION TECHNOLOGY - 12.2%
   COMPUTERS & PERIPHERALS - 0.8%
      Hypercom Corp.*                                      1,552          1,847
                                                                   ------------

   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 6.0%
      Cogent, Inc.*                                        1,030         10,712
      ID Systems, Inc.*                                      990          3,317
                                                                   ------------
                                                                         14,029
                                                                   ------------
   IT SERVICES - 2.9%
      Wright Express Corp.*                                  460          6,734
                                                                   ------------

   SOFTWARE - 2.5%
      Fair Isaac Corp.                                       544          5,957
                                                                   ------------

MATERIALS - 3.3%
   CHEMICALS - 3.3%
      Zep, Inc.                                              989          7,823
                                                                   ------------

TELECOMMUNICATION SERVICES - 2.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES - 2.7%
      Frontier Communications Corp.                          876          6,307
                                                                   ------------

UTILITIES - 4.8%
   ELECTRIC UTILITIES - 4.8%
      UIL Holdings Corp.                                     544         11,163
                                                                   ------------

TOTAL COMMON STOCKS (Cost $255,381)                                $    213,624
                                                                   ------------

THE RAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
MONEY MARKET FUNDS -- 9.4%                                SHARES       VALUE
--------------------------------------------------------------------------------
AIM Short-Term Investments Trust (The) -
    Treasury Portfolio, 0.28%(a) (Cost $22,073)           22,073   $     22,073
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.8% (Cost $277,454)               $    235,697

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%)                          (1,943)
                                                                   ------------

NET ASSETS -- 100.0%                                               $    233,754
                                                                   ============

*     Non-income producing security.
(a)   The rate shown is the 7-day effective yield as of February 28, 2009.

See accompanying notes to Schedules of Investments.

THE RAM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The portfolio securities of the RAM Small/Mid Cap Fund and the RAM Small Cap Fund (the "Funds") are valued as of the close of business of the regular session of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs

Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2009, all of the inputs used to value the Funds' investments were Level 1.

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of February 28, 2009:

                                                THE RAM        THE RAM
                                             SMALL/MID CAP      SMALL
                                                 FUND          CAP FUND
                                             ------------    ------------

      Tax cost of portfolio investments      $    378,761    $    277,454
                                             ============    ============

      Gross unrealized appreciation          $     12,521    $      5,804
      Gross unrealized depreciation               (42,348)        (47,561)
                                             ------------    ------------

      Net unrealized depreciation            $    (29,827)   $    (41,757)
                                             ============    ============

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost for the RAM Small/Mid Cap Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The RAM Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ John C. Riazzi
                              --------------------------------------------------
                                    John C. Riazzi, President

Date          March 30, 2009
         --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ John C. Riazzi
                              --------------------------------------------------
                                    John C. Riazzi, President

Date          March 30, 2009
         --------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          March 30, 2009
         --------------------------

* Print the name and title of each signing officer under his or her signature.